Intangible assets, net - Schedule of Intangible assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Intangible assets, net [Line Items]
Subtotal	¥ 198,503	¥ 199,168		$ 31,150
Less: Accumulated amortization	(120,805)	(105,484)		(18,957)
Less: Impairment	22,322	22,322		3,503
Total	55,376	71,362		8,690
Impairment charges	0	31,876	¥ 32,014
Travel license [Member]
Intangible assets, net [Line Items]
Subtotal	31,056	31,056		4,874
Insurance agency license [Member]
Intangible assets, net [Line Items]
Subtotal	11,711	11,711		1,838
Software [Member]
Intangible assets, net [Line Items]
Subtotal	73,056	73,721		11,464
Technology [Member]
Intangible assets, net [Line Items]
Subtotal	4,300	4,300		675
Trade names [Member]
Intangible assets, net [Line Items]
Subtotal	41,634	41,634		6,533
Impairment charges		15,482
Business Cooperation Agreements [Member]
Intangible assets, net [Line Items]
Total		0
Impairment charges		9,554
Supplier Relationship
Intangible assets, net [Line Items]
Subtotal	8,560	8,560		1,343
Customer relationship [Member]
Intangible assets, net [Line Items]
Subtotal	21,787	21,787		3,419
Impairment charges		6,840
Non-compete agreement [Member]
Intangible assets, net [Line Items]
Subtotal	¥ 6,399	¥ 6,399		$ 1,004